Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of Credit Risk [Abstract]
Schedule of Clients Accounting for Total Operating Revenue

Details of the clients accounting for 10% or more of total operating revenue are as follows:

	For the years ended December 31,
	2025		2024
	US$	%	US$	%
Customer A	—	—	279,943	13
Customer B	721,877	31	499,897	25
Customer C	378,358	16	—	—
Customer D	314,545	14
Total	$1,414,780	61	$779,840	38

Details of the clients which accounted for 10% or more of accounts receivable from the third party and a related party are as follows:

	As of December 31,
	2025		2024
	US$	%	US$	%
Accounts receivable from third party:
Customer E	$—	—	$55,266	100
Customer F	32,411	29	—	—
Accounts receivable from a related party	79,946	71	—	—
Total	$112,357	100	$55,266	100